May 01, 2017

TRANSAMERICA SERIES TRUST

Transamerica JPMorgan Tactical Allocation VP

Supplement to the Currently Effective Prospectus and Summary Prospectus

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The following replaces the corresponding information in the Prospectus and Summary Prospectus following the "Annual Total Returns" bar chart under the heading "Performance" for Transamerica JPMorgan Tactical Allocation VP:

At June 30, 2017, the year-to-date return was 4.36%.

	Quarter Ended	Return
Best Quarter:	06/30/2010	5.38%
Worst Quarter:	12/31/2008	-7.28%

Prior to September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (75%); the Russell 3000® Index (20%); and the MSCI EAFE Index (5%). As of September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consists of the Bloomberg Barclays U.S. Aggregate Bond Index (75%) and the MSCI World Index (25%). These changes were made to the constituent component indexes of the blended benchmark so that the blended benchmark would more accurately reflect the principal strategies of the portfolio.

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	5 Years	10 Years	Inception Date
Initial Class	4.46%	4.79%	2.62%	03/1/1994
Service Class	4.19%	4.53%	2.38%	05/01/2003
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.67%	7.07%
Transamerica JPMorgan Tactical Allocation VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	4.13%	4.77%	4.86%

[1]	As described above, prior to September 30, 2017, the blended benchmark consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (75%); the Russell 3000® Index (20%); and the MSCI EAFE Index (5%). The average annual total returns of the blended benchmark consisting of these previous constituent component indexes was 4.67%, 4.97% and 4.96% for the 1-, 5- and 10-year periods, respectively, ending December 31, 2016.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

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Investors Should Retain this Supplement for Future Reference

September 29, 2017